General (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 29, 2021	Mar. 31, 2010	Dec. 31, 2022
General (Details) [Line Items]
Warrants shares			6,660,000
Convertible into common stock			9,080,000
Converted shares			one
Ordinary shares subject to forfeiture			5,867,763
Total proceeds			$ 29.9
Share price per share			$ 10
Reverse stock split	67,242,640
General and administrative expenses			$ 3.4
Forfeiture Shares liability			$ 4.5
HDBaseT Licensing LLC [Member]
General (Details) [Line Items]
Interest rate		25.00%
PTK [Member]
General (Details) [Line Items]
Warrants shares			18,160,000
PTK Sponsor [Member]
General (Details) [Line Items]
Ordinary shares, shares issued			2,875,000
Public Warrants [Member]
General (Details) [Line Items]
Warrants shares			11,500,000
Public Warrants [Member] | PTK [Member]
General (Details) [Line Items]
Warrants shares			11,500,000
Private Warrants [Member] | PTK [Member]
General (Details) [Line Items]
Warrants shares			6,660,000
Valens Ordinary Shares [Member] | PTK Sponsor [Member]
General (Details) [Line Items]
Ownership percentage			35.00%
PIPE Financing [Member]
General (Details) [Line Items]
Net proceeds			$ 131.6
Underwriting fees and issuance costs			23.4
Reduction to shareholders’ equity			20.8
Statements of operations			2.6
General and administrative expenses			2.1
Financial income, net			$ 0.5
PTK Sponsor [Member] | Common Stock [Member]
General (Details) [Line Items]
Ordinary shares, shares issued			1,006,250
Private Investment In Public Equity Investors [Member]
General (Details) [Line Items]
Aggregate shares			12,500,000
Share price per share			$ 10
Gross proceeds			$ 125.0